UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $2,053,709 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            PUT              01903Q958    15311   468500 SH  PUT  SOLE                   468500
ALLIED CAP CORP NEW            PUT              01903Q958     1029    31500 SH  PUT  SOLE    1               31500
ALLIED CAP CORP NEW            CALL             01903Q908    30618   936900 SH  CALL SOLE                   936900
ALLIED CAP CORP NEW            CALL             01903Q908     2062    63100 SH  CALL SOLE    1               63100
AMERICAN HOME MTG INVT CORP    COM              02660R107    47482  1352000 SH       SOLE                  1352000
AMERICAN HOME MTG INVT CORP    COM              02660R107     5588   159100 SH       SOLE    1              159100
AMERIPRISE FINL INC            COM              03076C106   306644  5626495 SH       SOLE                  5626495
AMERIPRISE FINL INC            COM              03076C106    22590   414500 SH       SOLE    1              414500
CF INDS HLDGS INC              COM              125269100   119044  4642900 SH       SOLE                  4642900
CF INDS HLDGS INC              COM              125269100     9012   351500 SH       SOLE    1              351500
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     5223   218717 SH       SOLE                   218717
FIDELITY NATIONAL FINANCIAL    CL A             31620R105      392    16400 SH       SOLE    1               16400
FIELDSTONE INVT CORP           COM              31659U300     8526  1946550 SH       SOLE                  1946550
FIELDSTONE INVT CORP           COM              31659U300     1558   355700 SH       SOLE    1              355700
FIRST DATA CORP                COM              319963104    17611   690100 SH       SOLE                   690100
FIRST DATA CORP                COM              319963104     1273    49900 SH       SOLE    1               49900
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    42983  1435145 SH       SOLE                  1435145
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     3351   111900 SH       SOLE    1              111900
GENWORTH FINL INC              COM CL A         37247D106    81940  2395200 SH       SOLE                  2395200
GENWORTH FINL INC              COM CL A         37247D106     6216   181700 SH       SOLE    1              181700
HOSPIRA INC                    COM              441060100    81774  2435190 SH       SOLE                  2435190
HOSPIRA INC                    COM              441060100     6188   184283 SH       SOLE    1              184283
INTERNATIONAL COAL GRP INC N   COM              45928H106    14543  2668361 SH       SOLE                  2668361
KBR INC                        COM              48242W106    36836  1408100 SH       SOLE                  1408100
KBR INC                        COM              48242W106     2752   105200 SH       SOLE    1              105200
M D C HLDGS INC                COM              552676108   234156  4104400 SH       SOLE                  4104400
M D C HLDGS INC                COM              552676108    18575   325600 SH       SOLE    1              325600
MERCER INTL INC                COM              588056101    19428  1636717 SH       SOLE                  1636717
MERCER INTL INC                NOTE 8.500%10/1  588056AG6    25604 15500000 PRN      SOLE                 15500000
MI DEVS INC                    CL A SUB VTG     55304X104   168861  4730000 SH       SOLE                  4730000
MICROSOFT CORP                 COM              594918104   248184  8311600 SH       SOLE                  8311600
MICROSOFT CORP                 COM              594918104    17570   588400 SH       SOLE    1              588400
MICROSOFT CORP                 CALL             594918904    36113  1209400 SH  CALL SOLE                  1209400
MICROSOFT CORP                 CALL             594918904     2556    85600 SH  CALL SOLE    1               85600
NEW CENTURY FINANCIAL CORP M   COM              6435EV108   110398  3494700 SH       SOLE                  3494700
RADISYS CORP                   COM              750459109    10667   639918 SH       SOLE                   639918
RADISYS CORP                   COM              750459109      807    48400 SH       SOLE    1               48400
SAIC INC                       COM              78390X101    37610  2114100 SH       SOLE                  2114100
SAIC INC                       COM              78390X101     2809   157900 SH       SOLE    1              157900
SCOTTISH RE GROUP LIMITED      SHS              G73537410    14893  2788900 SH       SOLE                  2788900
SCOTTISH RE GROUP LIMITED      SHS              G73537410     1127   211100 SH       SOLE    1              211100
TERNIUM SA                     SPON ADR         880890108    13949   472200 SH       SOLE                   472200
TERNIUM SA                     SPON ADR         880890108      969    32800 SH       SOLE    1               32800
WALTER INDS INC                COM              93317Q105     9589   354500 SH       SOLE                   354500
WALTER INDS INC                COM              93317Q105      725    26800 SH       SOLE    1               26800
WASHINGTON GROUP INTL INC      COM NEW          938862208   159192  2662512 SH       SOLE                  2662512
WASHINGTON GROUP INTL INC      COM NEW          938862208    11539   192988 SH       SOLE    1              192988
WESTERN UN CO                  COM              959802109    35209  1570450 SH       SOLE                  1570450
WESTERN UN CO                  COM              959802109     2633   117450 SH       SOLE    1              117450